SHAREHOLDERS' EQUITY (Summary of Activities Relating to Company's RSUs Granted to Employees) (Details) - RSUs [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Number of RSUs
Outstanding - beginning of the year | shares	60,711
Granted | shares	48,500
Exercised | shares	(18,757)
Forfeited | shares	(17,764)
Outstanding - end of the year | shares	72,690
RSUs exercisable at the end of the year | shares	0
Vested and expected to vest | shares	72,690
Weighted average fair value
Outstanding - beginning of the year | $ / shares	$ 8.51
Granted | $ / shares	5.09
Exercised | $ / shares	7.87
Forfeited | $ / shares	4
Outstanding - end of the year | $ / shares	6.13
RSUs exercisable at the end of the year | $ / shares	0
Vested and expected to vest | $ / shares	$ 6.13
Aggregate intrinsic value
Outstanding - beginning of the year | $	$ 227
Outstanding - end of the year | $	309
RSUs exercisable at the end of the year | $	0
Vested and expected to vest | $	$ 309